K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
T 202.778.9000 www.klgates.com
September 30, 2011
Eric S. Purple
D 202.778.9220
F 202.778.9220
eric.purple@klgates.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Global Total Return Fund
333-174431
811-21547
Ladies and Gentlemen:
     On behalf of Calamos Global Total Return Fund (the “Fund”), we are transmitting for electronic filing a Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9220 or Stevens T. Kelly at (312) 807-4240 with any questions or comments concerning these materials.
Very truly yours,
/s/ Eric S. Purple
Eric S. Purple
Enclosures
Copies to: J. Christopher Jackson